SEGMENTAL INFORMATION - Geographical Segment Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Geographical segment data:
Revenues (in thousands of $)	$ 99,828	$ 410,345		$ 299,848
Brazil
Geographical segment data:
Revenues (in thousands of $)	0	90,321	[1]	93,741	[1]
United Arab Emirates
Geographical segment data:
Revenues (in thousands of $)	0	45,951	[1]	47,054	[1]
Indonesia
Geographical segment data:
Revenues (in thousands of $)	$ 0	$ 38,789	[1]	$ 0	[1]

[1]	A substantial portion of these revenues for the years ended December 31, 2012 and 2011 pertain to vessels owned by Golar Partners and its subsidiaries which were deconsolidated from December 13, 2012.